CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (54,071)	$ (95,752)	$ (39,395)
Loss (income) from discontinued operations, net of tax	0	(8,725)	605
Net loss from continuing operations	(54,071)	(104,477)	(38,790)
Adjustments to reconcile net loss from continuing operations to net cash (used in) provided by operating activities:
Depreciation and amortization	8,995	5,698	4,973
Deferred taxes	(807)	67,669	(10,828)
Non-cash lease expense	1,509	1,737	1,958
Non-cash interest expenses	5,831	4,844	325
Gain on embedded derivative	(2,777)	(11,389)	(432)
Share-based compensation	2,883	3,698	0
Amortization of RDEC credit	(1,886)	(1,182)	(839)
Accrued tax credit RDEC	0	0	(1,732)
Net realizable value adjustments to inventory	825	0	4,630
Write-off of prepaid subscriptions	0	0	5,668
Loss on disposal of property, plant and equipment	260	0	0
Other	93	90	71
Change in operating assets and liabilities:
Accounts receivable	14,404	33,365	(679)
Inventories	(924)	25,251	54,734
Prepaid expenses and other assets	4,309	1,270	(5,482)
Prepaid subscriptions	0	0	1,632
Due from related parties	(1,534)	533	482
Accounts payable	(3,813)	(17,675)	(23,651)
Accrued expenses and other liabilities	(17,822)	(2,439)	(1,329)
Accrued warranties	(305)	(2,037)	3,883
Due to related parties	722	1,491	1,083
Contract liabilities	4	(5,743)	6,966
Lease obligations - operating leases	(1,399)	(1,579)	(1,903)
Net cash (used in) provided by operating activities - continuing operations	(45,503)	(875)	740
Net cash (used in) provided by operating activities - discontinued operations	0	1,661	(3,098)
Net cash (used in) provided by operating activities	(45,503)	786	(2,358)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property, plant and equipment	(94)	(1,283)	(389)
Internal-use software development costs	(2,511)	(8,465)	(4,434)
Repayment of loan receivable, related party	0	0	8,019
Proceeds from disposition of GEH Singapore	0	20,000	0
Acquisition of businesses, net of cash	0	0	10,375
Net cash (used in) provided by investing activities - continuing operations	(2,605)	10,252	13,571
Net cash provided by (used in) investing activities - discontinued operations	0	(5,942)	5,763
Net cash (used in) provided by investing activities	(2,605)	4,310	19,334
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of Revolver	(16,000)	(38,000)	(80,300)
Debt issuance costs paid	0	(90)	0
Proceeds from Revolver	8,000	17,000	62,000
Proceeds from convertible note	0	0	64,884
Contingent consideration payments	0	(1,007)	(2,174)
Repayment of Paycheck Protection Program Loan	(82)	(192)	(192)
Proceeds from NetDragon group loans	0	0	219
Share repurchase	(110)	(342)	0
Taxes withheld and paid related to net share settlement of share-based compensation awards	(221)	0	0
Net cash (used in) provided by financing activities - continuing operations	(8,413)	(22,631)	44,437
Net change in cash	(56,521)	(17,535)	61,413
Cash and cash equivalents, beginning of year	75,317	91,784	29,312
Exchange rate effects	(315)	1,068	1,059
Cash and cash equivalents, end of year	18,481	75,317	91,784
Supplemental disclosure of non-cash investing and financing activities transactions:
Convertible notes issued in exchange for accrued PIK interest	3,458	3,309	0
Decrease in goodwill due to measurement period adjustments relating to business acquisition, net	0	1,228	0
Forgiveness of related party payables	5,217	2,412	0
Noncash consideration transferred for acquisition of businesses	0	0	22,848
Noncash consideration transferred for asset acquisition	212	0	0
Supplemental disclosure of cash transactions:
Cash paid for interest	3,458	5,387	5,223
Cash received for tax refunds, net	1,357	1,397	914
Continuing Operations
Supplemental disclosure of non-cash investing and financing activities transactions:
Lease assets acquired in exchange for lease liabilities	102	2,838	0
Discontinued Operations
Supplemental disclosure of non-cash investing and financing activities transactions:
Lease assets acquired in exchange for lease liabilities	$ 0	$ 5,044	$ 0